Note 9 - Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases, one year	$ 109,682
Operating leases, two years	92,538
Operating leases, three years	70,696
Operating leases, four years	57,788
Operating leases, five years	49,193
Operating leases, thereafter	159,990
Operating leases	539,887
Present value of operating lease liabilities	465,392	$ 407,485
Difference between undiscounted cash flows and discounted cash flows, operating lease	74,495
Finance leases, one year	1,991
Finance leases, two years	1,707
Finance leases, three years	1,366
Finance leases, four years	1,144
Finance leases, five years	737
Finance leases, thereafter	0
Finance leases	6,945
Present value of finance lease liabilities	5,710	$ 1,480
Difference between undiscounted cash flows and discounted cash flows, finance lease	$ 1,235